Employee benefits (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Obligation [Member]
IfrsStatementLineItems [Line Items]
Balance at 1 January	₩ 980,841	₩ 950,220	₩ 718,383
Current service cost	96,415	201,808	180,690
Interest expense	20,642	36,339	31,575
Subtotal	117,057	238,147	212,265
- Demographic assumption			(1,425)
- Financial assumption	(53,297)	(30,017)	77,394
- Adjustment based on experience	(100,435)	(22,104)	51,884
Subtotal	(153,732)	(52,121)	127,853
- Interim Settlement
Subtotal	(40,601)
Gains on settlement		(48,663)	(3,653)
Benefits paid	(40,601)	(106,742)	(104,628)
Balance at 30 June	903,565	980,841	950,220
Other
- Interim Settlement
Subtotal	(40,601)
Fair value of plan assets [Member]
IfrsStatementLineItems [Line Items]
Balance at 1 January
Current service cost
Interest expense
Subtotal
Remeasurement losses(gains)
- Demographic assumption
- Financial assumption
- Adjustment based on experience
Subtotal
- Interim Settlement
Subtotal
Gains on settlement
Benefits paid
Balance at 30 June
Other
- Interim Settlement
Subtotal
Net Defined Benefit Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at 1 January	980,841	950,220	718,383
Current service cost	96,415	201,808	180,690
Interest expense	20,642	36,339	31,575
Subtotal	117,057	238,147	212,265
- Demographic assumption			(1,425)
- Financial assumption	(53,297)	(30,017)	77,394
- Adjustment based on experience	(100,435)	(22,104)	51,884
Subtotal	(153,732)	(52,121)	127,853
- Interim Settlement
Subtotal	(40,601)
Gains on settlement		(48,663)	(3,653)
Benefits paid	(40,601)	(106,742)	(104,628)
Balance at 30 June	903,565	₩ 980,841	₩ 950,220
Other
- Interim Settlement
Subtotal	₩ (40,601)